Acquisitions - Additional Information (Detail) - JPY (¥) ¥ in Millions				12 Months Ended
	Jan. 29, 2019	Nov. 28, 2018	Jul. 29, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Disclosure of detailed information about business combination [Line Items]
Gain recognized as a result of remeasuring previously held interest to fair value		¥ 47,887				¥ 20,344
Assets other than cash or cash equivalents						724,721
Liabilities assumed						509,666
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries				¥ (37,966)	¥ 160,862	199,356
Total operating income, if all acquisitions had occurred on April 1, 2016						3,358,377
Net profit, if all acquisitions had occurred on April 1, 2016						741,214
Foreign [member] | PT Bank BTPN Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Equity Interest in associate	40.58%
Equity interest acquired				98.50%
Equity ownership interest				98.40%
American Railcar Leasing LLC [member]
Disclosure of detailed information about business combination [Line Items]
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries					¥ 9,644	160,862
GE Japan GK [member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired							100.00%
Loans and receivables to customers							¥ 470,668
Gross contractual amounts receivable							488,335
Gross contractual amounts receivable, expected to be uncollectible							¥ 21,692
Profit (loss) since acquisition date						8,041
Sumitomo mitsui asset management company, limited [member]
Disclosure of detailed information about business combination [Line Items]
Equity interest acquired			20.00%
Goodwill deductible for tax purposes			¥ 0
Gain recognized as a result of remeasuring previously held interest to fair value						20,344
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries						¥ 199,356
Equity ownership interest			60.00%
PT Bank Tabungan Pensiunan Nasional Tbk [member]
Disclosure of detailed information about business combination [Line Items]
Loans and receivables to customers				¥ 522,918
Gross contractual amounts receivable				517,840
Gross contractual amounts receivable, expected to be uncollectible				12,404
Gain recognized as a result of remeasuring previously held interest to fair value				(25,744)
Assets other than cash or cash equivalents				688,192
Liabilities assumed				643,346
Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries				¥ (37,966)